RULE 497 DOCUMENT

On behalf of William Blair Commodity Strategy Long/Short Fund, a series of William Blair Funds (the “Fund”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(c) under the Securities Act on October 31, 2013; such supplement as it relates to the Fund (accession number 0001193125-13-420978) is incorporated by reference into this Rule 497 Document.